UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-4946

THOMPSON PLUMB FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson, President & CEO
Thompson Plumb Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2010

Date of reporting period: August 31, 2010

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Consumer Discretionary - 11.0%
Automobiles & Parts - 0.5%
LKQ Corp. (a)	32,175	$598,455

General Retailers - 5.1%
Abercrombie & Fitch Co. Class A	17,100	591,660
Bed Bath & Beyond Inc. (a)	32,525	1,169,924
Best Buy Co., Inc.	45,300	1,421,967
Kohl's Corp. (a)	18,950	890,271
Target Corp.	33,770	1,727,673
		5,801,495
Household Products - 0.5%
Jarden Corp.	22,465	605,207

Media - 4.4%
CBS Corp. Class B	43,570	602,137
Lions Gate Entertainment Corp. (a)	130,800	933,912
The Walt Disney Co.	27,450	894,596
Time Warner Inc.	39,275	1,177,465
Viacom Inc. Class B	46,475	1,460,244
		5,068,354
Personal Goods - 0.5%
Hanesbrands, Inc. (a)	23,750	568,575

Consumer Staples - 6.8%
Beverages - 1.3%
PepsiCo, Inc.	22,550	1,447,259

Food & Drug Retailers - 4.5%
Sysco Corp.	41,475	1,140,148
Walgreen Co.	88,400	2,376,192
Wal-Mart Stores, Inc.	33,975	1,703,507
		5,219,847
Household Goods & Home Construction - 1.0%
The Procter & Gamble Co.	19,500	1,163,565

Energy - 14.6%
Oil & Gas Producers - 10.2%
Anadarko Petroleum Corp.	24,760	1,138,712
Chevron Corp.	11,895	882,133
Devon Energy Corp.	14,445	870,745
Exxon Mobil Corp.	74,295	4,395,292
Hess Corp.	46,800	2,351,700
Murphy Oil Corp.	21,750	1,164,930
Petrohawk Energy Corp. (a)	57,750	873,180
		11,676,692
Oil Equipment, Services & Distribution - 4.4%
Helmerich & Payne, Inc.	23,125	856,550
Schlumberger Ltd.	42,019	2,240,873
Weatherford International Ltd. (a)	135,400	2,018,814
		5,116,237

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Financials - 15.8%
Banks - 9.3%
Associated Banc-Corp	141,440	$1,705,766
Bank of America Corp.	207,175	2,579,329
First Horizon National Corp. (a)	113,222	1,141,278
JPMorgan Chase & Co.	48,325	1,757,097
Marshall & Ilsley Corp.	142,150	931,082
Northern Trust Corp.	44,170	2,038,004
PNC Financial Services Group, Inc.	11,250	573,300
		10,725,856
Financial Services - 6.0%
American Express Co.	21,875	872,156
Discover Financial Services	102,340	1,484,953
Eaton Vance Corp.	65,950	1,714,041
State Street Corp.	57,500	2,017,100
T. Rowe Price Group Inc.	19,650	860,277
		6,948,527
Insurance - 0.5%
Aflac, Inc.	12,660	598,185

Health Care - 16.6%
Health Care Equipment & Services - 10.5%
Baxter International Inc.	34,375	1,463,000
Henry Schein, Inc. (a)	21,940	1,158,432
Medco Health Solutions, Inc. (a)	66,505	2,891,637
Medtronic, Inc.	35,450	1,115,966
Patterson Cos., Inc.	34,155	863,780
ResMed Inc. (a)	19,200	578,688
St. Jude Medical, Inc. (a)	66,940	2,314,116
Waters Corp. (a)	9,590	580,387
Zimmer Holdings, Inc. (a)	23,895	1,127,127
		12,093,133
Health Care Services - 1.0%
McKesson Corp.	19,275	1,118,914

Pharmaceuticals & Biotechnology - 5.1%
Amgen Inc. (a)	45,750	2,335,080
Johnson & Johnson	40,835	2,328,412
Novartis AG ADR	22,050	1,157,404
		5,820,896

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Industrials - 10.3%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	16,175	$1,124,486

General Industrials - 3.5%
General Electric Co.	182,475	2,642,238
3M Co.	18,170	1,427,253
		4,069,491
Industrial Engineering - 1.0%
Illinois Tool Works Inc.	28,725	1,185,194

Industrial Transportation - 1.0%
FedEx Corp.	14,750	1,151,238

Support Services - 3.8%
Cintas Corp.	34,250	873,033
EnergySolutions	385,725	1,766,621
Mobile Mini, Inc. (a)	39,775	565,998
W.W. Grainger, Inc.	10,945	1,157,872
		4,363,524
Information Technology - 24.8%
Computer Programs - 2.6%
Activision Blizzard, Inc.	53,760	574,694
Electronic Arts Inc. (a)	118,435	1,804,949
Take-Two Interactive Software, Inc. (a)	70,925	590,096
		2,969,739
Electronic & Electrical Equipment - 0.5%
Flextronics International Ltd. (a)	114,995	566,925

Internet Programs & Services - 1.8%
eBay Inc. (a)	88,255	2,051,046

IT Services - 2.0%
Alliance Data Systems Corp. (a)	16,000	899,040
Visa Inc. Class A	20,970	1,446,511
		2,345,551
Software & Computer Services - 5.3%
Adobe Systems Inc. (a)	42,300	1,174,248
Google Inc. Class A (a)	3,185	1,433,314
Microsoft Corp.	147,551	3,464,497
		6,072,059
Technology Hardware & Equipment - 12.6%
Altera Corp.	45,975	1,134,203
Broadcom Corp. Class A	17,940	537,662
Cisco Systems, Inc. (a)	111,915	2,243,896
EMC Corp. (a)	64,250	1,171,920
Hewlett-Packard Co.	13,950	536,796
Intel Corp.	126,700	2,245,124
JDS Uniphase Corp. (a)	118,810	1,091,864
Linear Technology Corp.	32,695	936,712
Maxim Integrated Products, Inc.	70,805	1,123,675
QUALCOMM, Inc.	60,630	2,322,735
Xilinx, Inc.	47,175	1,139,276
		14,483,863

TOTAL COMMON STOCKS (COST $112,085,670)		114,954,313

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
American Family Financial Services, 0.100%	$781	$781

Total Variable-Rate Demand Notes		781

TOTAL SHORT-TERM INVESTMENTS (COST $781)		781

TOTAL INVESTMENTS - 99.9% (COST $112,086,451)		114,955,094

NET OTHER ASSETS AND LIABILITIES - 0.1%		158,942

NET ASSETS - 100.0%		$115,114,036

(a) Non-income producing security.

ADR: American Depository Receipt

At August 31, 2010, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$115,077,783
Unrealized appreciation	$12,582,072
Unrealized depreciation	$(12,704,761)
Net unrealized appreciation (depreciation)	$(122,689)

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.1%

Consumer Discretionary - 16.6%
Automobiles & Parts - 1.0%
LKQ Corp. (a)	7,110	$132,246

General Retailers - 5.3%
Abercrombie & Fitch Co. Class A	5,810	201,026
Bed Bath & Beyond Inc. (a)	6,260	225,172
Jos. A. Bank Clothiers, Inc. (a)	2,670	97,535
Nordstrom, Inc.	5,715	165,278
		689,011
Household Products - 2.6%
Jarden Corp.	8,760	235,994
The Middleby Corp. (a)	1,775	97,607
		333,601
Media - 2.5%
CBS Corp. Class B	7,235	99,988
Lions Gate Entertainment Corp. (a)	30,871	220,419
		320,407
Personal Goods - 3.5%
Coach, Inc.	6,328	226,796
Hanesbrands, Inc. (a)	9,488	227,143
		453,939
Travel & Leisure - 1.7%
Darden Restaurants, Inc.	5,521	227,796

Consumer Staples - 2.3%
Food Producers - 2.3%
McCormick & Co., Inc.	4,143	165,181
The J. M. Smucker Co.	2,222	129,943
		295,124
Energy - 12.5%
Mining - 0.3%
CONSOL Energy Inc.	1,020	32,844

Oil & Gas Producers - 7.8%
ATP Oil & Gas Corp. (a)	6,190	70,628
Bill Barrett Corp. (a)	1,065	34,676
Chesapeake Energy Corp.	3,190	65,969
Denbury Resources Inc. (a)	2,210	32,575
Forest Oil Corp. (a)	1,275	33,303
Murphy Oil Corp.	4,976	266,515
Noble Energy, Inc.	2,563	178,846
Petrohawk Energy Corp. (a)	6,490	98,129
Pioneer Natural Resources Co.	575	33,247
Quicksilver Resources Inc. (a)	2,755	33,611
Range Resources Corp.	3,930	132,873
Swift Energy Co. (a)	1,265	34,092
		1,014,464
Oil Equipment, Services & Distribution - 4.4%
Helmerich & Payne, Inc.	3,470	128,529
Schlumberger Ltd.	3,510	187,188
Weatherford International Ltd. (a)	17,440	260,030
		575,747

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Financials - 19.7%
Banks - 8.4%
Associated Banc-Corp	21,059	$253,972
First Horizon National Corp. (a)	26,511	267,231
Marshall & Ilsley Corp.	37,046	242,651
Northern Trust Corp.	4,255	196,326
Regions Financial Corp.	4,950	31,828
SunTrust Banks, Inc.	1,420	31,936
Zions Bancorporation	3,530	65,058
		1,089,002
Financial Services - 6.0%
Discover Financial Services	18,619	270,162
Eaton Vance Corp.	10,090	262,239
Investment Technology Group, Inc. (a)	19,055	253,241
		785,642
Insurance - 5.3%
Cincinnati Financial Corp.	4,970	132,600
Genworth Financial Inc. Class A (a)	1,835	19,873
StanCorp Financial Group, Inc.	4,623	164,717
Torchmark Corp.	3,501	172,774
Unum Group	9,956	199,618
		689,582
Health Care - 11.7%
Health Care Equipment & Services - 10.0%
Beckman Coulter, Inc.	2,195	100,180
Henry Schein, Inc. (a)	4,944	261,043
Lincare Holdings Inc.	4,279	98,503
Patterson Cos., Inc.	8,905	225,207
ResMed Inc. (a)	6,500	195,910
St. Jude Medical, Inc. (a)	2,675	92,475
Waters Corp. (a)	3,189	192,998
Zimmer Holdings, Inc. (a)	2,750	129,718
		1,296,034
Health Care Services - 1.7%
McKesson Corp.	2,210	128,291
MWI Veterinary Supply, Inc. (a)	1,825	96,908
		225,199
Industrials - 9.5%
Aerospace & Defense - 1.8%
Alliant Techsystems Inc. (a)	3,504	230,914

Industrial Engineering - 1.3%
SPX Corp.	2,950	165,377

Support Services - 6.4%
Cintas Corp.	7,935	202,263
EnergySolutions	59,610	273,014
Mobile Mini, Inc. (a)	8,850	125,936
W.W. Grainger, Inc.	2,133	225,650
		826,863

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 19.9%
Computer Programs - 4.3%
Activision Blizzard, Inc.	12,020	$128,494
Electronic Arts Inc. (a)	17,685	269,519
Take-Two Interactive Software, Inc. (a)	19,910	165,651
		563,664
Electronic & Electrical Equipment - 3.7%
Celestica Inc. (a)	8,381	62,941
Flextronics International Ltd. (a)	45,352	223,585
Molex Inc. Class A	12,760	192,421
		478,947
IT Services - 2.6%
Alliance Data Systems Corp. (a)	3,605	202,565
Fiserv, Inc. (a)	2,622	131,179
		333,744
Software & Computer Services - 0.5%
Akamai Technologies, Inc. (a)	1,435	66,110

Technology Hardware & Equipment - 8.8%
Altera Corp.	6,450	159,121
Broadcom Corp. Class A	4,040	121,079
JDS Uniphase Corp. (a)	27,381	251,631
Linear Technology Corp.	6,697	191,869
Maxim Integrated Products, Inc.	16,251	257,903
Xilinx, Inc.	6,661	160,863
		1,142,466
Materials - 5.3%
Chemicals - 2.3%
Airgas, Inc.	1,012	66,590
International Flavors & Fragrances Inc.	5,073	231,785
		298,375
General Materials - 0.7%
Pactiv Corp. (a)	3,060	98,165

Household Materials - 1.0%
The Scotts Miracle-Gro Co. Class A	2,746	129,694

Industrial Materials - 1.3%
Nalco Holding Co.	7,318	166,265

Utilities - 2.6%
Electricity - 0.5%
Pepco Holdings, Inc.	3,735	67,043

Gas, Water & Multiutilities - 2.1%
MDU Resources Group, Inc.	9,047	170,174
SCANA Corp.	2,589	101,049
		271,223

TOTAL COMMON STOCKS (COST $12,235,250)		12,999,488

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
American Family Financial Services, 0.100%	$626	$626

Total Variable-Rate Demand Notes		626

TOTAL SHORT-TERM INVESTMENTS (COST $626)		626

TOTAL INVESTMENTS - 100.1% (COST $12,235,876)		13,000,114

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(12,976)

NET ASSETS - 100.0%		$12,987,138

(a) Non-income producing security.

At August 31, 2010, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$12,870,738
Unrealized appreciation	$1,431,675
Unrealized depreciation	$(1,302,299)
Net unrealized appreciation (depreciation)	$129,376

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 0.2%

Financials - 0.2%
Financial Services - 0.2%
CIT Group, Inc. (a)	17,450	$640,066

TOTAL COMMON STOCKS (COST $501,587)		640,066

BONDS - 96.6%

Convertible Bonds - 1.8%
Amgen Inc.
0.375% due 2/1/2013	$782,000	776,135

EMC Corp.
1.750% due 12/1/2013	1,000,000	1,278,750

Medtronic, Inc.
1.625% due 4/15/2013	4,073,000	4,078,091

NASDAQ OMX Group, Inc.
2.500% due 8/15/2013	1,236,000	1,211,280

Total Convertible Bonds		7,344,256

Corporate Bonds - 83.8%
Alcoa Inc.
6.000% due 7/15/2013	200,000	216,633

Allied Waste N.A., Inc.
6.500% due 11/15/2010	10,000	10,117

AMB Property L.P.
5.450% due 12/1/2010	225,000	226,911

AmerenEnergy Generating Co.
8.350% due 11/1/2010	525,000	530,757

American Express
0.453% due 10/4/2010 (b)	400,000	400,007
5.000% due 12/2/2010	477,000	482,059
6.650% due 9/15/2015	90,000	101,329
6.900% due 9/15/2015	277,000	315,143

American General Finance
6.000% due 10/15/2014	1,000,000	809,966
6.000% due 12/15/2014	1,000,000	837,246
6.900% due 12/15/2017	1,000,000	775,000

American Standard Inc.
5.500% due 4/1/2015	25,000	27,330

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Ameriprise Financial, Inc.
5.350% due 11/15/2010	$141,000	$142,306

Amphenol Corp.
4.750% due 11/15/2014	1,698,000	1,839,489

Anheuser-Busch Cos., Inc.
5.625% due 10/1/2010	430,000	431,512

Archer-Daniels-Midland Co.
5.870% due 11/15/2010	193,000	195,034

Arden Realty LP
5.250% due 3/1/2015	3,019,000	3,257,821

Aspen Insurance Holdings Ltd.
6.000% due 8/15/2014	2,620,000	2,812,604

Associated Banc-Corp
6.750% due 8/15/2011	2,622,000	2,643,936

Axis Capital Holdings
5.750% due 12/1/2014	4,577,000	4,912,197

Bank of America Corp.
4.250% due 10/1/2010	623,000	624,653
4.375% due 12/1/2010	868,000	876,067
7.400% due 1/15/2011	380,000	389,101
7.375% due 5/15/2014	866,000	988,578
5.375% due 6/15/2014	50,000	53,870
5.150% due 8/15/2015	34,000	34,236
5.350% due 9/15/2015	383,000	402,497
5.250% due 12/1/2015	333,000	352,286

Bank of New York Mellon Corp.
4.950% due 1/14/2011	35,000	35,593

BB&T Corp.
5.200% due 12/23/2015	769,000	843,375

Bear Stearns Cos. LLC
4.500% due 10/28/2010	750,000	754,806
2.500% due 3/10/2014 (b)	270,000	267,400
2.450% due 4/10/2014 (b)	100,000	98,221

Berkshire Hathaway
4.200% due 12/15/2010	1,605,000	1,623,339

Best Buy Co.
6.750% due 7/15/2013	570,000	640,485

Bio-Rad Laboratories, Inc.
6.125% due 12/15/2014	1,095,000	1,114,163

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Black Hills Corp.
9.000% due 5/15/2014	$2,442,000	$2,895,616

Boeing Co.
7.375% due 9/27/2010	110,000	110,513

Boston Properties LP
5.625% due 4/15/2015	331,000	369,197

Boston Scientific Corp.
5.450% due 6/15/2014	1,392,000	1,469,461
4.500% due 1/15/2015	4,197,000	4,264,991
6.250% due 11/15/2015	2,731,000	2,930,265

Brinker International
5.750% due 6/1/2014	7,892,000	8,368,495

British Telecommunications plc
9.375% due 12/15/2010	1,904,000	1,946,419

BSCH Issuances Ltd.
7.625% due 9/14/2010	300,000	300,578

Capital One Bank
5.750% due 9/15/2010	475,000	475,723
6.500% due 6/13/2013	423,000	467,140

Caterpillar Inc.
4.100% due 10/15/2010	10,000	10,036
5.050% due 12/1/2010	100,000	101,169
5.800% due 12/15/2010	42,000	42,515

CBS Corp.
8.200% due 5/15/2014	967,000	1,154,501

CenterPoint Energy, Inc.
7.250% due 9/1/2010	4,100,000	4,100,000
6.850% due 6/1/2015	192,000	221,321

CIT Group, Inc.
7.000% due 5/1/2013	202,759	200,985
7.000% due 5/1/2014	304,143	296,159
7.000% due 5/1/2015	304,143	292,357
7.000% due 5/1/2016	506,906	481,561
7.000% due 5/1/2017	709,672	667,313

Citigroup, Inc.
7.250% due 10/1/2010	1,125,000	1,129,822
6.500% due 1/18/2011	86,000	87,805
5.625% due 8/27/2012	250,000	262,168
5.000% due 9/15/2014	469,000	481,900

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

CNA Financial Corp.
5.850% due 12/15/2014	$1,347,000	$1,432,609

Coca-Cola Enterprises Inc.
4.250% due 9/15/2010	89,000	89,111

Commercial Net Lease Realty, Inc.
6.250% due 6/15/2014	30,000	32,819
6.150% due 12/15/2015	443,000	480,775

ConAgra Foods, Inc.
7.875% due 9/15/2010	293,000	293,667

CONSOL Energy Inc.
7.875% due 3/1/2012	1,252,000	1,345,900

Consolidated Edison, Inc.
7.500% due 9/1/2010	25,000	25,000

Consolidated Natural Gas Co.
6.000% due 10/15/2010	95,000	95,583

Continental Corp.
8.375% due 8/15/2012	160,000	172,829

Corning Inc.
6.050% due 6/15/2015	1,000,000	1,010,175
6.200% due 3/15/2016	428,000	498,019

Countrywide Financial Corp.
6.730% due 4/17/2013	93,000	98,578
6.250% due 5/15/2016	925,000	991,763

Coventry Health Care, Inc.
6.300% due 8/15/2014	7,177,000	7,653,682
6.125% due 1/15/2015	1,121,000	1,165,836

Daimler Finance N.A., LLC
7.750% due 1/18/2011	107,000	109,723

Darden Restaurants
7.125% due 2/1/2016	75,000	88,309

Dominion Resources, Inc.
4.750% due 12/15/2010	208,000	210,468

Dow Chemical Co.
7.600% due 5/15/2014	1,688,000	1,967,551
4.300% due 12/15/2014	117,000	117,796
5.900% due 2/15/2015	650,000	719,683

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Duquesne Light Holdings Inc.
5.500% due 8/15/2015	$6,378,000	$6,560,864

Energen Corp.
7.625% due 12/15/2010	147,000	149,533

Fairfax Financial Holdings Ltd.
8.250% due 10/1/2015	567,000	610,942
7.750% due 6/15/2017	6,265,000	6,562,587

Federal Realty Investment Trust
4.500% due 2/15/2011	1,000,000	1,014,227

Fidelity National Financial, Inc.
5.250% due 3/15/2013	166,000	167,524

Fifth Third Bancorp
6.250% due 5/1/2013	1,356,000	1,480,818

First Tennessee Bank
4.500% due 5/15/2013	1,780,000	1,715,208
4.625% due 5/15/2013	4,501,000	4,500,532
5.050% due 1/15/2015	2,227,000	2,188,729
5.650% due 4/1/2016	285,000	283,244

Fortune Brands, Inc.
5.125% due 1/15/2011	332,000	336,939
4.875% due 12/1/2013	450,000	484,607
6.375% due 6/15/2014	1,143,000	1,293,782
5.375% due 1/15/2016	54,000	58,851

GE Capital Franchise Finance
8.750% due 10/15/2010	218,000	219,898

General American Railcar 1997-1 Pass-Through Certificates
6.690% due 9/20/2016 (e)	143,483	151,647

General American Railcar II Pass-Through Certificates
6.210% due 9/20/2017	5,598,014	5,705,307

General Electric Capital Corp.
4.250% due 9/13/2010	702,000	702,651
4.875% due 10/21/2010	1,287,000	1,294,381
6.875% due 11/15/2010	274,000	277,484
4.250% due 12/1/2010	2,331,000	2,352,242
5.000% due 12/1/2010	170,000	171,860
6.000% due 10/26/2012 (c)	69,000	69,339
5.900% due 5/13/2014	450,000	508,733
5.600% due 7/15/2014	500,000	550,714
4.500% due 5/15/2015	60,000	60,209
5.250% due 6/15/2015	25,000	26,670
5.400% due 6/15/2015	59,000	63,305
5.500% due 8/15/2015	30,000	32,479
5.000% due 4/15/2016	40,000	42,004

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Genworth Life Insurance Co.
5.200% due 10/8/2010	$62,000	$62,238
5.875% due 5/3/2013 (e)	1,365,000	1,435,489

GMAC LLC
7.000% due 10/15/2011	200,000	198,073
7.250% due 8/15/2012	100,000	99,325
7.000% due 11/15/2012	50,000	49,430
7.100% due 1/15/2013	32,000	31,933
6.000% due 7/15/2013	60,000	57,450
0.000% due 6/15/2015 (d)	1,250,000	831,250
6.350% due 2/15/2016 (c)	75,000	68,375
6.500% due 2/15/2016 (c)	100,000	91,812
6.500% due 9/15/2016 (c)	87,000	79,775
7.250% due 9/15/2017	259,000	245,240

Goldman Sachs Group, Inc.
5.000% due 1/15/2011	12,000	12,178

GreenPoint Bank
9.250% due 10/1/2010	44,000	44,252

Halliburton Co.
5.500% due 10/15/2010	245,000	246,323

Harley-Davidson
5.250% due 12/15/2012 (e)	1,675,000	1,758,063
15.000% due 2/1/2014	500,000	664,831
5.750% due 12/15/2014 (e)	3,800,000	3,999,367

Harleysville Group Inc.
5.750% due 7/15/2013	57,000	56,634

Hartford Financial Services
4.000% due 12/15/2010	35,000	35,100
5.250% due 10/15/2011	579,000	599,891
4.625% due 7/15/2013	750,000	787,023
5.050% due 7/15/2013	35,000	35,757
4.750% due 3/1/2014	825,000	858,923

Hasbro, Inc.
6.125% due 5/15/2014	1,000,000	1,092,104

HCP, Inc.
4.875% due 9/15/2010	50,000	50,046
5.650% due 12/15/2013	1,455,000	1,557,538
6.000% due 3/1/2015	5,879,000	6,335,763
7.072% due 6/8/2015	703,000	791,844

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Hospitality Properties Trust
6.750% due 2/15/2013	$2,787,000	$2,970,293
7.875% due 8/15/2014	2,723,000	3,054,092
5.125% due 2/15/2015	1,509,000	1,538,229

HRPT Properties Trust
6.950% due 4/1/2012	2,704,000	2,838,486
5.750% due 11/1/2015	150,000	158,805

HSBC Finance Corp.
4.500% due 9/15/2010	100,000	100,086
4.625% due 9/15/2010	55,000	55,071
5.300% due 9/15/2010	30,000	30,034
4.250% due 10/15/2010	60,000	60,157
5.100% due 10/15/2010	15,000	15,054
4.700% due 11/15/2010	10,000	10,054
5.050% due 11/15/2010	50,000	50,304
4.400% due 12/15/2010	45,000	45,296
4.400% due 12/15/2010	50,000	50,329
4.150% due 1/15/2011	30,000	30,215
5.700% due 7/15/2012	125,000	131,278
6.000% due 4/15/2013	621,000	669,061
3.790% due 9/15/2013 (b)	366,000	362,300
3.390% due 10/10/2013 (b)	331,000	322,781
3.170% due 1/10/2014 (b)	335,000	333,539
5.600% due 4/15/2014	75,000	80,641
5.500% due 7/15/2014	30,000	31,627
6.000% due 8/15/2014	553,000	593,354
6.000% due 8/15/2014	67,000	71,850
5.800% due 9/15/2014	153,000	163,135
5.850% due 9/15/2014	325,000	346,958
5.650% due 10/15/2014	30,000	31,820
5.750% due 10/15/2014	274,000	293,044
5.350% due 11/15/2014	30,000	31,741
5.300% due 11/15/2016	102,000	102,100
6.000% due 10/15/2023	50,000	50,070
6.000% due 10/15/2023	53,000	53,074

Independence Community Bank Corp.
4.900% due 9/23/2010	93,000	93,161

Ingersoll-Rand
9.500% due 4/15/2014	1,026,000	1,271,631

Int'l. Bank for Reconstruction and Dev. (IBRD)
0.000% due 2/15/2011 (d)	34,000	33,897

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

ITT Hartford Group
7.300% due 11/1/2015	$416,000	$476,572

Jefferson-Pilot Corp.
4.750% due 1/30/2014	3,739,000	3,949,580

John Deere Capital Corp.
3.500% due 10/15/2010	70,000	70,240
3.750% due 10/15/2010	40,000	40,152
3.750% due 10/15/2010	34,000	34,138
4.875% due 10/15/2010	25,000	25,139

John Hancock Life Ins. Co.
5.450% due 9/15/2015	201,000	219,867
5.450% due 10/15/2015	29,000	31,691
5.500% due 11/15/2015	75,000	82,078
5.250% due 12/15/2015	25,000	27,298
5.500% due 12/15/2015	25,000	27,599
5.000% due 4/15/2016	60,000	64,645

Johnson Controls, Inc.
5.250% due 1/15/2011	1,180,000	1,199,636

JPMorgan Chase & Co.
4.500% due 11/15/2010	130,000	131,060

Kerr-McGee Corp.
6.875% due 9/15/2011	1,091,000	1,130,811

LaSalle Funding LLC
4.500% due 11/15/2010	10,000	10,040
5.000% due 12/15/2010	40,000	40,276

Lexmark International, Inc.
5.900% due 6/1/2013	2,556,000	2,701,945

Liberty Property Trust
5.650% due 8/15/2014	36,000	38,848

Lincoln National Corp.
4.750% due 2/15/2014	1,638,000	1,730,891

Manufacturers & Traders Trust Co.
5.585% due 12/28/2020 (b)	1,347,000	1,308,096

Marriott International, Inc.
5.810% due 11/10/2015	373,000	413,578

Marsh & McLennan Cos., Inc.
5.150% due 9/15/2010	1,360,000	1,361,805

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Marshall & Ilsley Bank
5.350% due 4/1/2011	$1,251,000	$1,273,114
6.375% due 9/1/2011	3,029,000	3,107,109
5.300% due 9/8/2011	757,000	761,038
5.150% due 2/22/2012	626,000	620,887
4.900% due 3/15/2012	15,000	14,930
5.500% due 7/15/2012	10,000	10,038
5.250% due 9/4/2012	2,854,000	2,896,867

Masco Corp.
5.875% due 7/15/2012	1,558,000	1,618,011
7.125% due 8/15/2013	5,111,000	5,394,931
4.800% due 6/15/2015	1,118,000	1,079,300
6.125% due 10/3/2016	715,000	718,494

Mattel, Inc.
6.750% due 10/7/2010	45,000	45,177

Maytag Corp.
5.000% due 5/15/2015	50,000	52,580

MBNA Corp.
7.500% due 3/15/2012	100,000	107,989
6.625% due 6/15/2012	75,000	79,940
5.000% due 6/15/2015	455,000	478,865

Medtronic, Inc.
4.375% due 9/15/2010	40,000	40,055

Merrill Lynch & Co.
4.050% due 9/29/2010	30,000	30,006
4.500% due 11/4/2010	600,000	603,223
4.050% due 12/29/2010	15,000	14,996
5.450% due 2/5/2013	500,000	533,702
6.150% due 4/25/2013	455,000	495,856
0.000% due 8/30/2013 (d)	65,000	58,659
5.000% due 2/3/2014	138,000	145,506
5.450% due 7/15/2014	1,032,000	1,105,148
5.000% due 1/15/2015	143,000	151,380
5.300% due 9/30/2015	1,512,000	1,601,300

Molson Coors Brewing Co.
4.850% due 9/22/2010	95,000	95,226

Montpelier Re Holdings Ltd.
6.125% due 8/15/2013	8,316,000	8,578,345

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Morgan Stanley
5.050% due 1/21/2011	$700,000	$711,661
4.021% due 6/1/2011 (b)	750,000	744,022
4.750% due 4/1/2014	4,268,000	4,395,323
6.000% due 5/13/2014	695,000	757,414
6.000% due 4/28/2015	3,540,000	3,859,839
5.375% due 10/15/2015	714,000	761,742

Nabisco, Inc.
7.550% due 6/15/2015	50,000	60,212

National City Corp.
4.900% due 1/15/2015	1,000,000	1,101,173
4.250% due 7/1/2018	200,000	201,943

National Rural Utilities
3.750% due 9/15/2010	165,000	165,136
3.850% due 9/15/2010	60,000	60,051
4.375% due 10/1/2010	194,000	194,580
3.750% due 10/15/2010	80,000	80,236
4.250% due 10/15/2010	20,000	20,071
3.200% due 11/15/2010	75,000	75,298
5.000% due 11/15/2010	15,000	15,112
4.050% due 12/15/2010	25,000	25,197
7.200% due 10/1/2015	30,000	35,596

NationsBank Corp.
0.000% due 8/15/2013 (d)	91,000	82,058
7.750% due 8/15/2015	948,000	1,089,741

NiSource Finance Corp.
7.875% due 11/15/2010	644,000	652,228
5.400% due 7/15/2014	215,000	235,059
10.750% due 3/15/2016	600,000	786,148

Ohio Power Co.
5.300% due 11/1/2010	581,000	585,141

Owens Corning
6.500% due 12/1/2016	845,000	905,012

PNC Funding Corp.
5.125% due 12/14/2010	149,000	150,797
5.250% due 11/15/2015	352,000	383,171

PPL Energy Supply, LLC
6.500% due 5/1/2018	1,000,000	1,143,706

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Principal Financial Group
5.200% due 11/15/2010	$80,000	$80,739
7.875% due 5/15/2014	2,750,000	3,253,877
2.933% due 4/1/2016 (b)	50,000	48,221

Progressive Corp.
7.000% due 10/1/2013	25,000	27,912

ProLogis
5.250% due 11/15/2010	2,480,000	2,481,590

Protective Life Corp.
4.300% due 6/1/2013	350,000	359,140
4.875% due 11/1/2014	820,000	879,894
5.500% due 3/15/2015	60,000	60,052

Prudential Financial, Inc.
4.500% due 10/15/2010	12,000	12,002
4.750% due 4/1/2014	5,000	5,362
5.100% due 9/20/2014	225,000	244,549
6.200% due 1/15/2015	1,100,000	1,236,661
5.000% due 3/16/2015	140,000	146,627

R.R. Donnelley & Sons Co.
4.950% due 4/1/2014	5,404,000	5,587,568
5.500% due 5/15/2015	2,988,000	3,107,965

Regions Financial Corp.
4.875% due 4/26/2013	1,100,000	1,110,472

SBC Communications, Inc.
5.300% due 11/15/2010	75,000	75,702

Simon Property Group, LP
5.750% due 12/1/2015	1,089,000	1,234,098
6.100% due 5/1/2016	1,000,000	1,155,733

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

SLM Corp.
5.400% due 10/25/2011	$242,000	$242,288
3.501% due 3/15/2012 (b)	145,000	135,157
3.521% due 6/15/2012 (b)	106,000	96,733
3.671% due 6/15/2012 (b)	66,000	60,653
5.150% due 8/15/2012	10,000	9,610
5.125% due 8/27/2012	671,000	658,393
3.671% due 9/15/2012 (b)	65,000	58,896
3.571% due 12/15/2012 (b)	90,000	83,182
4.500% due 12/15/2012	25,000	23,511
4.500% due 12/15/2012	87,000	81,789
5.375% due 1/15/2013	780,000	764,852
4.500% due 3/15/2013	50,000	46,179
4.700% due 6/15/2013	20,000	17,927
4.750% due 6/15/2013	24,000	21,542
4.800% due 6/15/2013	25,000	23,044
4.471% due 9/15/2013 (b)	91,000	79,503
5.000% due 10/1/2013	2,090,000	1,969,825
4.300% due 12/15/2013	1,000	918
5.150% due 12/15/2013	60,000	55,953
5.250% due 12/15/2013	30,000	28,353
4.171% due 1/1/2014 (b)	591,000	506,629
4.141% due 1/31/2014 (b)	125,000	104,660
4.700% due 3/15/2014	25,000	23,046
4.950% due 3/15/2014	15,000	13,855
5.150% due 3/15/2014	10,000	9,356
3.641% due 4/1/2014 (b)	1,185,000	966,806
3.821% due 4/1/2014 (b)	155,000	127,055
3.721% due 5/1/2014 (b)	500,000	421,285
5.375% due 5/15/2014	692,000	636,640
4.401% due 6/2/2014 (b)	70,000	59,013
5.100% due 6/15/2014 (c)	20,000	18,898
5.150% due 6/15/2014 (c)	26,000	24,610
5.050% due 11/14/2014	53,000	48,098
3.771% due 12/15/2014 (b)	444,000	339,647
6.500% due 12/15/2014 (b)	250,000	228,390
5.000% due 4/15/2015	225,000	195,565
3.971% due 9/15/2015 (b)	90,000	69,262
5.000% due 9/15/2015	55,000	50,413
5.000% due 9/15/2015	45,000	41,221
5.000% due 9/15/2015	25,000	22,901
4.071% due 12/15/2015 (b)	128,000	98,714
4.271% due 5/3/2019 (b)	217,000	161,767
7.000% due 6/15/2021 (c)	79,000	65,324
5.400% due 4/25/2023 (c)	50,000	34,857

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

StanCorp Financial Group
6.875% due 10/1/2012	$535,000	$572,451

Staples, Inc.
9.750% due 1/15/2014	750,000	931,006

Steelcase, Inc.
6.500% due 8/15/2011	6,190,000	6,384,607

Sunoco, Inc.
4.875% due 10/15/2014	2,147,000	2,255,825
9.625% due 4/15/2015	5,464,000	6,521,153

SunTrust Bank
5.000% due 9/1/2015	690,000	743,901

Telecom Italia
4.875% due 10/1/2010	2,183,000	2,190,040
6.175% due 6/18/2014	134,000	146,911
4.950% due 9/30/2014	884,000	929,141

Telefonica Europe B.V.
7.750% due 9/15/2010	1,895,000	1,897,979

Textron Financial Corp.
5.400% due 4/28/2013	635,000	664,509

Torchmark Corp.
7.375% due 8/1/2013	1,320,000	1,435,871
6.375% due 6/15/2016	1,017,000	1,147,524
7.875% due 5/15/2023	1,000,000	1,197,575

Transamerica Finance Corp.
0.000% due 9/1/2012 (d)	100,000	91,892

Transatlantic Holdings, Inc.
5.750% due 12/14/2015	2,590,000	2,710,609

Tyco Electronics Group
6.000% due 10/1/2012	395,000	427,455
5.950% due 1/15/2014	792,000	885,903

UBS PaineWebber Group Inc.
7.625% due 2/15/2014	50,000	56,684

UDR, Inc.
6.050% due 6/1/2013	10,000	10,800
5.500% due 4/1/2014	2,386,000	2,522,971
5.250% due 1/15/2015	690,000	730,408

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Unilever Capital Corp.
7.125% due 11/1/2010	$10,000	$10,110

Union Planters Corp.
4.375% due 12/1/2010	1,077,000	1,083,667

Unitrin, Inc.
4.875% due 11/1/2010	2,062,000	2,068,128

Unum Group
7.625% due 3/1/2011	217,000	223,605
7.125% due 9/30/2016	3,200,000	3,602,579

UnumProvident Group
6.850% due 11/15/2015 (e)	1,900,000	2,105,637

Verizon New York
6.875% due 4/1/2012	250,000	270,114

Viacom, Inc.
5.625% due 8/15/2012	1,535,000	1,643,821
6.250% due 4/30/2016	365,000	425,448

Virginia Electric & Power Co.
4.500% due 12/15/2010	90,000	91,004

Wachovia Bank
4.800% due 11/1/2014	1,550,000	1,669,063
4.875% due 2/1/2015	500,000	537,761
5.000% due 8/15/2015	1,750,000	1,885,880
5.600% due 3/15/2016	50,000	54,576
5.625% due 10/15/2016	200,000	220,579

Waddell & Reed Financial, Inc.
5.600% due 1/15/2011	1,350,000	1,373,584

WellPoint Inc.
5.000% due 1/15/2011	606,000	615,146

Wells Fargo & Co.
3.980% due 10/29/2010	60,000	60,284
5.750% due 5/16/2016	200,000	223,389

Westfield Capital Corp.
4.375% due 11/15/2010 (e)	500,000	503,553

Westinghouse Credit
8.875% due 6/14/2014	47,000	55,523

Wilmington Trust Corp.
4.875% due 4/15/2013	25,000	24,374

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Wyeth
5.500% due 2/1/2014	$1,000,000	$1,132,140

Wyndham Worldwide
9.875% due 5/1/2014	7,661,000	8,850,355

Xcel Energy, Inc.
7.000% due 12/1/2010	70,000	71,021

XL Capital
6.500% due 1/15/2012	284,000	297,285
5.250% due 9/15/2014	4,220,000	4,482,370

Yum! Brands, Inc.
6.250% due 4/15/2016	791,000	923,072

Zions Bancorporation
5.000% due 11/7/2012	500,000	498,274
5.650% due 5/15/2014	1,700,000	1,617,054
7.750% due 9/23/2014	6,293,000	6,609,953

Total Corporate Bonds		333,306,229

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Federal Agency Mortgage-Backed Securities - 0.4%
Fannie Mae
6.000% due 10/1/2037, Pool #88-8736	$476,513	$507,545
6.000% due 3/1/2038, Pool #25-7134	879,749	937,041

Ginnie Mae
7.000% due 5/15/2033, Pool #78-2071	85,884	97,838

Total Federal Agency Mortgage-Backed Securities		1,542,424

United States Government and Agency Issues - 10.6%
Fannie Mae
4.375% due 9/13/2010	482,000	482,673
1.500% due 9/16/2010	50,000	50,027
0.000% due 9/23/2010 (d)	31,000	30,986
0.000% due 10/8/2010 (d)	133,000	132,896
2.875% due 10/12/2010	729,000	731,218
0.000% due 10/15/2010 (d)	50,000	49,954
0.000% due 11/15/2010 (d)	95,000	94,853
6.625% due 11/15/2010	1,541,000	1,561,626
0.000% due 12/15/2010 (d)	60,000	59,868
4.750% due 12/15/2010	2,565,000	2,600,197
6.080% due 12/15/2010	275,000	279,585
0.000% due 1/15/2011 (d)	115,000	114,678
6.250% due 2/1/2011	525,000	538,147
0.000% due 2/7/2011 (d)	22,000	21,928
0.000% due 2/15/2011 (d)	29,000	28,900
4.500% due 2/15/2011	138,000	140,751
3.000% due 12/9/2024 (c)	450,000	450,351

Farmer Mac
4.625% due 10/12/2010	2,000	2,010

Federal Farm Credit Banks
0.450% due 9/1/2010	400,000	400,000
6.900% due 9/1/2010	135,000	135,000
3.200% due 9/2/2010	250,000	250,020
2.330% due 9/3/2010	75,000	75,009
1.250% due 9/9/2010	25,000	25,006
5.250% due 9/13/2010	711,000	712,164
6.890% due 9/13/2010	15,000	15,034
5.000% due 9/21/2010	15,000	15,040
4.180% due 9/22/2010	90,000	90,210
4.350% due 9/22/2010	61,000	61,148
4.000% due 9/24/2010	170,000	170,414
1.200% due 9/27/2010	75,000	75,055
4.260% due 9/30/2010	260,000	260,854
4.500% due 10/4/2010	50,000	50,198
6.320% due 10/12/2010	220,000	221,537
4.700% due 10/20/2010	472,000	474,901
4.750% due 11/1/2010	55,000	55,419
5.000% due 11/2/2010	10,000	10,082
4.180% due 11/5/2010	365,000	367,593
6.700% due 11/22/2010	197,000	199,906
3.750% due 12/6/2010	280,000	282,613

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Federal Farm Credit Banks (continued)
5.150% due 12/6/2010	$190,000	$192,490
6.135% due 12/13/2010	150,000	152,529
4.375% due 12/20/2010	50,000	50,635
6.300% due 12/20/2010	66,000	67,230
6.030% due 12/29/2010	185,000	188,563
0.450% due 1/4/2011	100,000	100,092
1.600% due 1/12/2011	100,000	100,516
5.750% due 1/18/2011	507,000	517,797
5.050% due 2/1/2011	75,000	76,519
2.875% due 2/14/2011	10,000	10,120
4.875% due 2/18/2011	55,000	56,186
3.000% due 3/3/2011	100,000	101,387

Federal Home Loan Banks
5.000% due 9/1/2010	1,055,000	1,055,000
1.400% due 9/2/2010	25,000	25,001
1.350% due 9/3/2010	390,000	390,025
1.375% due 9/3/2010	555,000	555,036
0.700% due 9/8/2010	45,000	45,004
3.000% due 9/10/2010	365,000	365,255
3.050% due 9/10/2010	25,000	25,018
3.375% due 9/10/2010	260,000	260,206
4.500% due 9/10/2010	450,000	450,483
5.125% due 9/10/2010	955,000	956,234
1.400% due 9/16/2010	60,000	60,030
3.100% due 9/17/2010	80,000	80,087
4.000% due 9/17/2010	135,000	135,228
4.375% due 9/17/2010	485,000	485,899
4.520% due 9/23/2010	105,000	105,277
5.125% due 9/29/2010	270,000	271,007
1.250% due 9/30/2010	25,000	25,021
1.250% due 10/8/2010	150,000	150,162
1.250% due 10/14/2010	405,000	405,507
0.500% due 10/19/2010	190,000	190,076
3.375% due 10/20/2010	155,000	155,669
1.125% due 10/22/2010	55,000	55,072
4.375% due 10/22/2010	420,000	422,427
0.480% due 10/25/2010	65,000	65,027
0.500% due 10/25/2010	150,000	150,108
5.000% due 10/27/2010	25,000	25,186
4.250% due 11/2/2010	1,045,000	1,052,163
1.195% due 11/4/2010	360,000	360,626
3.125% due 11/12/2010	105,000	105,605
4.300% due 11/12/2010	200,000	201,616
1.050% due 11/15/2010	70,000	70,113
4.250% due 11/15/2010	2,505,000	2,525,518
6.625% due 11/15/2010	1,140,000	1,154,944
1.000% due 11/18/2010	210,000	210,359
0.250% due 12/10/2010	10,000	10,001
3.000% due 12/10/2010	10,000	10,077
3.000% due 12/10/2010	220,000	221,692
3.500% due 12/10/2010	320,000	322,874
3.875% due 12/10/2010	185,000	186,842

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Federal Home Loan Banks (continued)
4.750% due 12/10/2010	$940,000	$951,750
5.000% due 12/10/2010 (c)	150,000	151,978
6.100% due 12/13/2010	80,000	81,343
3.200% due 12/17/2010	45,000	45,397
3.625% due 12/17/2010	180,000	181,803
5.210% due 12/29/2010	130,000	132,133
3.150% due 1/3/2011	250,000	252,497
3.680% due 1/14/2011	65,000	65,835
0.750% due 1/18/2011	10,000	10,021
1.250% due 1/28/2011	10,000	10,043
1.700% due 2/11/2011	150,000	150,988
5.875% due 2/15/2011	85,000	87,151
0.375% due 2/18/2011	125,000	125,087
4.625% due 2/18/2011	40,000	40,816

Federal Judiciary Office Building
0.000% due 2/15/2011 (d)	147,000	146,294

Financing Corp.
0.000% due 9/26/2010, Series D (d)	135,000	134,910
0.000% due 10/5/2010, Series 16 (d)	416,000	415,623
0.000% due 10/5/2010, Series 17 (d)	216,000	215,804
0.000% due 10/6/2010, Series 4 (d)	63,000	62,941
0.000% due 10/6/2010, Series Gen (d)	164,000	163,847
0.000% due 11/2/2010, Series E (d)	792,000	790,712
0.000% due 11/11/2010, Series 1 (d)	702,000	700,691
0.000% due 11/30/2010, Series 2 (d)	28,000	27,934
0.000% due 11/30/2010, Series 3 (d)	117,000	116,723
0.000% due 11/30/2010, Series 10 (d)	210,000	209,502
0.000% due 11/30/2010, Series C (d)	53,000	52,874
0.000% due 12/6/2010, Series 19 (d)	186,000	185,530
0.000% due 12/27/2010, Series 13 (d)	213,000	212,343
0.000% due 2/3/2011, Series 6 (d)	42,000	41,830
0.000% due 2/3/2011, Series 7 (d)	47,000	46,810
0.000% due 2/3/2011, Series D (d)	20,000	19,919
0.000% due 2/8/2011, Series 5 (d)	33,000	32,862
0.000% due 2/8/2011, Series 11 (d)	39,000	38,837
0.000% due 2/8/2011, Series A (d)	151,000	150,370
0.000% due 3/7/2011, Series 15 (d)	52,000	51,747
0.000% due 4/5/2011, Series 17 (d)	13,000	12,929
0.000% due 4/6/2011, Series 4 (d)	25,000	24,862

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
BONDS (continued)

Freddie Mac
5.000% due 9/1/2010	$293,000	$293,000
1.450% due 9/10/2010	80,000	80,025
6.875% due 9/15/2010	987,000	989,631
4.750% due 9/22/2010	108,000	108,267
4.750% due 10/4/2010	185,000	185,757
4.160% due 10/13/2010	90,000	90,399
4.125% due 10/18/2010	376,000	377,925
5.000% due 10/18/2010	1,013,000	1,019,098
3.125% due 10/25/2010	5,000	5,022
5.000% due 10/27/2010 (c)	114,000	114,829
5.000% due 10/27/2010 (c)	195,000	196,417
4.250% due 10/28/2010	594,000	597,690
2.875% due 11/23/2010	161,000	162,021
4.750% due 12/8/2010	1,293,000	1,308,835
0.000% due 12/15/2010 (d)	17,000	16,963
1.550% due 12/15/2010	240,000	240,914
4.500% due 12/16/2010	245,000	248,070
1.500% due 1/7/2011	203,000	203,923
4.550% due 1/20/2011	83,000	84,393
4.300% due 2/3/2011	75,000	76,295
4.125% due 2/24/2011	418,000	425,626
5.625% due 3/15/2011	39,000	40,127

Government Trust Certificates (Israel)
0.000% due 10/1/2010 (d)	105,000	104,907
0.000% due 11/15/2010 (d)	155,000	154,663
0.000% due 11/15/2010 (d)	30,000	29,935

Government Trust Certificates (Turkey)
0.000% due 11/15/2010 (d)	18,000	17,961

Resolution Funding Corp.
0.000% due 10/15/2010 (d)	845,000	844,411
0.000% due 1/15/2011 (d)	48,000	47,898
0.000% due 4/15/2011 (d)	3,000	2,990

Tennessee Valley Authority
0.000% due 10/15/2010 (d)	342,000	341,632
0.000% due 11/1/2010 (d)	219,000	218,679
0.000% due 1/15/2011 (d)	79,000	78,742
5.625% due 1/18/2011	822,000	838,978
0.000% due 4/15/2011 (d)	45,000	44,766

Total United States Government and Agency Issues		42,006,915

TOTAL BONDS (COST $373,704,692)		384,199,824

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.9%

Commercial Paper - 1.2%
Societe Generale
0.230% due 9/1/2010	$4,504,000	$4,504,000

Total Commercial Paper		4,504,000

United States Government and Agency Issues - 0.0%
Fannie Mae Discount Notes
0.295% due 10/1/2010	100,000	99,975

Total United States Government and Agency Issues		99,975

Variable-Rate Demand Notes - 0.7%
American Family Financial Services, 0.100%	2,768,611	2,768,611

Total Variable-Rate Demand Notes		2,768,611

TOTAL SHORT-TERM INVESTMENTS (COST $7,372,586)		7,372,586

TOTAL INVESTMENTS - 98.7% (COST $381,578,865)		392,212,476

NET OTHER ASSETS AND LIABILITIES - 1.3%		5,352,233

NET ASSETS - 100.0%		$397,564,709

(a) Non-income producing security.
(b) Interest rate shown represents the current coupon rate at August 31, 2010.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d) Zero-coupon security.
(e) Security is exempt from registration under Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

At August 31, 2010, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$381,578,865
Unrealized appreciation	$11,582,543
Unrealized depreciation	$(948,932)
Net unrealized appreciation (depreciation)	$10,633,611

The accompanying notes are an integral part of the schedule of investments.

THOMPSON PLUMB FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2010 (Unaudited)

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are valued at amortized cost basis.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. No securities in any of the Funds were fair valued as of August 31, 2010.

In accordance with Accounting Standards Codification Topic 820-10, “Fair Value Measurements and Disclosures” (“Topic 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Topic 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

In April 2009, the Financial Accounting Standards Board (“FASB”) updated the accounting standards to provide guidance on estimating the fair value of an asset or liability when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

THOMPSON PLUMB FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2010 (Unaudited)

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ net assets as of August 31, 2010:

Growth Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$114,954,313	-	-	$114,954,313
Short-term securities	-	$781	-	781
Total	$114,954,313	$781	-	$114,955,094

MidCap Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$12,999,488	-	-	$12,999,488
Short-term securities	-	$626	-	626
Total	$12,999,488	$626	-	$13,000,114

Bond Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$640,066	-	-	$640,066
Bonds	-	$384,199,824	-	384,199,824
Short-term securities	-	7,372,586	-	7,372,586
Total	$640,066	$391,572,410	-	$392,212,476

Item 2. Controls and Procedures

     (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

     (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

     The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

2

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 22nd day of October, 2010.

THOMPSON PLUMB FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 22nd day of October, 2010.

By:	/s/ John W. Thompson
John W. Thompson, President &
CEO (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

3